FAIR VALUE OF FINANCIAL INSTRUMENTS AND FINANCIAL RISK FACTORS (Tables)	12 Months Ended
Sep. 30, 2024
Disclosure of detailed information about financial instruments [abstract]
Disclosure of detailed information about aging of trade receivables
As of September 30, 2024 and September 30, 2023, the Company’s aging of trade receivables was as follows:

	SEPTEMBER 30, 2024	SEPTEMBER 30, 2023
0-60 days	$32,349	$22,946
61-120 days	5,502	5,845
Gross trade receivables	$37,851	$28,791
Less: Expected credit losses and reserve for product returns and price adjustments	(5,196)	(1,334)
	$32,655	$27,457

Disclosure of detailed information about undiscounted cash flows contractual maturities
The Company is obligated to the following contractual maturities relating to their undiscounted cash flows as at September 30, 2024:

	Carrying Amount	Contractual Cash Flows	Less than 1 year	1 to 3 years	3 to 5 years	More than 5 years
Accounts payable and accrued liabilities	$47,097	$47,097	$47,097	$—	$—	$—
Long-term debt	25	85	60	25	—	—
	$47,122	$47,182	$47,157	$25	$—	$—